CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE (LOSS) INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Issuance of ordinary shares upon the completion of IPO
Issuance of ordinary shares, issuance costs	$ 3,464
Issuance of ordinary shares to Warburg Pincus
Issuance of ordinary shares, issuance costs	$ 0